Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Revenue
3.	REVENUE
The opening and closing balances of the Company’s receivables, contract assets and contract liabilities from contracts with customers are as follows (in thousands):

	June 30, 2021	December 31, 2020
Accounts receivables-Net of allowances	$81,817	$74,107
Deferred contract costs	12,681	11,917
Long-term deferred contract costs	15,986	14,389
Deferred revenues	28,824	26,514
Other liabilities (deferred revenues, non-current)	1,932	2,001

A summary of the activity impacting deferred revenue balances during the three and six months ended June 30, 2021 and 2020, is presented below (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Balance at beginning of period	$30,109	$27,874	$28,515	$26,256
Revenue recognized 1	(82,159)	(71,159)	(163,121)	(148,065)
Additional amounts deferred 1	82,806	71,963	165,362	150,487

Balance at end of period	$30,756	$28,678	$30,756	$28,678

1	Amounts include total revenue deferred and recognized during each respective period.
The Company may occasionally recognize an adjustment in revenue in the current p
e
riod for performance obligations partially or fully satisfied in the previous periods resulting from changes in estimates for the transaction price, including any changes to the Company’s assessment of whether an estimate of variable consideration is constrained. For the three and six months ended June 30, 2021 and 2020, the impact on revenue recognized in the current period, from performance obligations partially or fully satisfied in the previous period, was not significant.
A summary of the activity impacting the deferred contract costs during the three and six months ended June 30, 2021 and 2020 is presented below (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Balance at beginning of period	$26,554	$23,608	$26,361	$23,270
Costs amortized	(3,612)	(2,957)	(7,317)	(6,053)
Additional amounts deferred	5,725	3,433	9,623	6,867

Balance at end of period	$28,667	$24,084	$28,667	$24,084

Classified as:
Current	$12,681	$10,679	$12,681	$10,679
Non-current	15,986	13,405	15,986	13,405

Total deferred contract costs	$28,667	$24,084	$28,667	$24,084

3.	REVENUE
On January 1, 2019, the Company adopted Topic 606, applying the modified retrospective method to all contracts that were not completed as of that date. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606 while prior period results are not adjusted and continue to be reported under the accounting standards in effect for the prior period. There was no impact to revenue for the year ended December 31, 2019 as a result of adopting Topic 606.
The opening and closing balances of the Company’s receivables, contract assets and contract liabilities from contracts with customers are as follows (in thousands):

	December 31, 2020	December 31, 2019	January 1, 2019
Accounts receivables-Net of allowances	$74,107	$63,613	$59,252
Deferred contract costs	11,917	10,807	6,526
Long-term deferred contract costs	14,389	12,463	9,432
Deferred revenues	26,514	25,096	22,787
Other liabilities (deferred revenues, non-current)	2,001	1,160	—
A summary of the activity impacting deferred revenue balances during the years ended December 31, 2020 and 2019 is presented below (in thousands):

	2020	2019
Balance at beginning of period	$26,256	$22,787
Revenue recognized 1	(305,812)	(283,383)
Additional amounts deferred 1	308,071	286,852

Balance at end of period	$28,515	$26,256

1 Amounts	include total revenue deferred and recognized during each respective period.
The Company may occasionally recognize an adjustment in revenue in the curr
e
nt period for performance obligations partially or fully satisfied in the previous periods resulting from changes in estimates for the transaction price, including any changes to the Company’s assessment of whether an estimate of variable consideration is constrained. For the years ended December 31, 2020 and 2019, the impact on revenue recognized in the current period, from performance obligations partially or fully satisfied in the previous period, was not significant.
A summary of the activity impacting the deferred contract costs during the years ended December 31, 2020 and 2019 is presented below (in thousands):

	2020	2019
Balance at beginning of period	$23,270	$—
Adoption of ASC 606	—	15,958
Costs amortized	(12,446)	(9,375)
Additional amounts deferred	15,482	16,687

Balance at end of period	$26,306	$23,270

Classified as:
Current	$11,917	$10,807
Non-current	14,389	12,463

Total deferred contract costs	$26,306	$23,270